Property, Equipment and Software, Net - Schedule of Property, Equipment and Software, Net (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation and amortization	¥ 51,780	$ 7,936	¥ 57,712	¥ 42,162